UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
	                       Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment	[   ];	Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Quaker Capital Management Corporation
Address:	The Arrott Building
		401 Wood Street, Suite 1300
		Pittsburgh, PA  15222-1824

13F File Number:	028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Fallgren
Title:		Operations Manager
Phone:		412-281-1948

Signature, Place, and Date of Signing:

   /s/	David R. Fallgren	Pittsburgh, Pennsylvania	August 13, 1999

Report Type (Check only one.):

[X  ]		13F HOLDINGS REPORT

[   ]		13F NOTICE

[   ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: 	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		44

Form 13F Information Table Value Total:		$280,974,730



List of Other Included Managers:

NONE

       Name of Issuer        Class  CUSIP      Value ($)     Shares     InvDscn  Oth  VoteSole  VoteShd.
Aldila Inc.                  Com    014384101     974,606.2    528,600  Defined       232,800  	295,800
Amer West Hldg Corp. Cl. B   Com    023657208  18,944,082.5  1,003,660  Defined       600,000	403,660
AngloGold                    Com    356142208   1,135,325.0     52,806  Defined             0	 52,806
Ashanti Goldfields Co. Ltd.  Com    043743202   7,679,576.6  1,106,966  Defined       700,000 	406,966
Barrick Gold Corp.           Com    067901108     928,256.2     47,910  Defined             0	 47,910
Borders Group Inc.           Com    099709107   5,962,893.7    377,100  Defined       150,000   227,100
British Steel Plc Adr F      Com    111015301   3,551,015.6    136,250  Defined             0   136,250
Buffets, Inc.                Com    119882108  10,508,700.0    913,800  Defined       334,600  	579,200
Calgon Carbon                Com    129603106   3,587,437.5    604,200  Defined       492,000  	112,200
California Amplifier Inc.    Com    129900106   5,340,400.0    821,600  Sole          821,600  	      0
Catherine Stores             Com    14916F100   4,120,875.0    333,000  Defined       101,800  	231,200
Celestial Seasonings Inc.    Com    151016102   5,123,450.0    238,300  Defined         1,000	237,300
Cold Metal Products          Com    192861102     857,043.7    318,900  Defined             0	318,900
Cole National Corp.          Com    193290103   6,112,668.7    770,100  Defined       377,500 	392,600
Cytec Industries Inc.        Com    232820100   8,451,450.0    268,300  Defined        50,000   218,300
Dawson Geophysical           Com    239359102   3,669,793.7    364,700  Defined             0   364,700
DSG Intl                     Com    G28471103     597,800.0     85,400  Defined             0	 85,400
Durakon Industries Inc.      Com    266334101   2,519,412.5    160,600  Defined             0	160,600
Emcee Broadcast Products     Com    268650108     983,000.0    491,500  Sole          491,500  	      0
Foster L B Co Class A        Com    350060109   1,779,343.6    302,867  Defined             0	302,867
Guilford Mills Inc.          Com    401794102   5,920,493.7    570,650  Defined       376,900  	193,750
Hampshire Group, Ltd         Com    408859106     199,200.0     16,600  Defined             0	 16,600
II-VI Incorporated           Com    902104108     598,500.0     63,000  Defined             0	 63,000
Loews Corporation            Com    540424108   6,234,654.3     78,795  Defined             0	 78,795
Magellan Health Services     Com    559079108   8,507,000.0    850,700  Defined       600,000 	250,700
Matrix Pharmaceutical        Com    576844104  11,465,850.0  2,779,600  Defined     1,240,200 1,539,400
Matsushita Electric Co.      Com    576879209   5,639,015.9     28,435  Defined             0  	 28,435
Miller Herman Inc.           Com    600544100   3,175,200.0    151,200  Defined        10,000 	141,200
Nautica Enterprises Inc.     Com    639089101   3,165,750.0    187,600  Defined             0	187,600
Newmont Mining               Com    651639106   2,433,693.7    122,450  Defined             0	122,450
Northstar Capital Investment Com    66704F205     440,955.8     27,768  Sole           27,768  	      0
Nucentrix Broadband Networks Com    670198100  38,746,771.8  1,377,663  Defined       897,637   480,026
NVR Inc.                     Com    62944T105  21,233,423.7    406,868  Defined       104,000  	302,868
Payless Shoesource           Com    704379106   6,165,875.0    115,250  Defined        10,000 	105,250
Remedy Corp.                 Com    759548100  13,943,905.6    518,843  Defined       129,600  	389,243
RF Monolithics Inc.          Com    74955F106   8,237,775.0    844,900  Defined       400,000   444,900
Royal Gold Inc.              Com    780287108     374,125.0     82,000  Sole           82,000  	      0
Scientific Games Holdings    Com    808747109   3,398,850.0    174,300  Defined             0	174,300
Spectrum Control             Com    847615101   3,344,006.2    457,300  Defined       455,300  	  2,000
Stimsonite                   Com    860832104  10,563,271.8    722,275  Defined       231,800  	490,475
Symantec Corp.               Com    871503108  12,938,700.0    507,400  Defined       152,500  	354,900
Toys R' Us                   Com    892335100   4,058,887.5    196,200  Defined             0	196,200
Vicorp Restaurants           Com    925817108  14,155,412.5    814,700  Defined       366,700 	448,000
WSFS Financial               Com    929328102   3,206,281.2    218,300  Defined       208,800  	  9,500
